Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders	28,169	(190,886)
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders	(28,844)	-
Net (loss)/income attributable to Token Cat Limited’s shareholders	(675)	(190,886)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	564,269,444	78,822,263,087
Basic and diluted net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders	0.05	(0.002)
Basic and diluted net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders	(0.05)	-
Basic and diluted net (loss)/income per share attributable to Token Cat Limited’s shareholders	-	(0.002)